CERTIFICATION UNDER RULE 497(j)


May 3, 2004

VIA EDGAR



Securities & Exchange Commission
450 Fifth Street NW
Washington, DC  20549


         Re:      Safeco Resource Series Trust ("Registrant")
                  1933 Act File Number 033-06547
                  1940 Act File Number 811-04717


Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that each of the form of the Core Equity Portfolio, Growth Opportunities Portfolio, Multi-Cap Core Portfolio, Small-Cap Value Portfolio, Bond Portfolio and Money Market Portfolio prospectuses and the Statement of Additional Information each dated April 30, 2004, for the above-captioned Registrant that would have been filed under paragraph (c) of this section do not differ from that contained in the most recent amendment to the registration statement. I further certify that the most recent registration statement was filed electronically on April 29, 2004 and became effective April 30, 2004.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ William E. Crawford

William E. Crawford
Counsel